Goodwill (Tables)	12 Months Ended
Jan. 03, 2021
Disclosure of goodwill [text block] [Abstract]
Schedule of goodwill
	As of January 1, 2019		Additions	Disposals	As of December 31, 2019

Cost	Ps.	348,441	-	-	348,441
	As of December 31, 2019		Additions	Disposals	As of January 3, 2021

Cost	Ps.	348,441	-	-	348,441

Schedule of values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both internal and external sources
In percent	2020	2019
Discount rate	11.2	12.4
Terminal Value Growth Rate	3.0	3.0
Budgeted EBITDA Growth Rate	38.0	14.0